Note 1 - Summary of Significant Accounting Policies: Software Development Costs (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Impairment expense	$ 0	$ 0	$ 18,781	$ 0
Discontinued Operations
Impairment expense				288,587
Research and Development Expense, Software (Excluding Acquired in Process Cost)				$ 103,621